INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

	December 31,
	2023	2022
Raw materials	$18,742	$14,541
Finished products	25,217	21,836

	$43,959	$36,377